Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Foreign currency translation adjustments, Pre-tax
Foreign currency translation adjustments arising during period, Pre-tax	¥ 43,429	¥ 62,024	¥ (2,665)
Reclassification adjustments for gains and losses realized in net income, Pre-tax		134	105
Unrealized gains (losses) from securities, Pre-tax
Unrealized holding gains (losses) arising during period, Pre-tax	4,567	156	(358)
Reclassification adjustments for gains and losses realized in net income, Pre-tax	(230)	88	253
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Pre-tax
Unrealized gains (losses) arising during period, Pre-tax	(397)	93	(541)
Reclassification adjustments for gains and losses realized in net income, Pre-tax	(37)	196	291
Pension liability adjustment, Pre-tax
Actuarial gains arising during period, Pre-tax	1,071	(328)	(831)
Prior service credit (cost) arising during period, Pre-tax	74		(10)
Reclassification adjustments for actuarial gains and losses realized in net income, Pre-tax	119	130	891
Reclassification adjustments for prior service credit and cost realized in net income, Pre-tax	(157)	(152)	463
Other comprehensive income (loss), Pre-tax	48,439	62,341	(2,402)
Foreign currency translation adjustments, Tax benefit (expense)
Foreign currency translation adjustments arising during period, Tax benefit (expense)
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)
Unrealized gains (losses) from securities, Tax benefit (expense)
Unrealized holding gains (losses) arising during period, Tax benefit (expense)	(1,440)	(56)	129
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)	83	(37)	(31)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Tax benefit (expense)
Unrealized gains (losses) arising during period, Tax benefit (expense)	153	(30)	216
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)	15	(90)	(112)
Pension liability adjustment, Tax benefit (expense)
Actuarial gains arising during period, Tax benefit (expense)	(378)	(93)	114
Prior service credit (cost) arising during period, Tax benefit (expense)	(14)		4
Reclassification adjustments for actuarial gains and losses realized in net income, Tax benefit (expense)	(35)	(45)	(340)
Reclassification adjustments for prior service credit and cost realized in net income, Tax benefit (expense)	57	55	(198)
Other comprehensive income (loss), Tax benefit (expense)	(1,559)	(296)	(218)
Foreign currency translation adjustments, Net-of-tax
Foreign currency translation adjustments arising during period, Net-of-tax	43,429	62,024	(2,665)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax		134	105
Unrealized gains (losses) from securities, Net-of-tax
Unrealized holding gains (losses) arising during period, Net-of-tax	3,127	100	(229)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	(147)	51	222
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Net-of-tax
Unrealized gains (losses) arising during period, Net-of-tax	(244)	63	(325)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	(22)	106	179
Pension liability adjustment, Net-of-tax
Actuarial gains arising during period, Net-of-tax	693	(421)	(717)
Prior service credit (cost) arising during period, Net-of-tax	60		(6)
Reclassification adjustments for actuarial gains and losses realized in net income, Net-of-tax	84	85	551
Reclassification adjustments for prior service credit and cost realized in net income, Net-of-tax	(100)	(97)	265
Other comprehensive income (loss), Net-of-tax	¥ 46,880	¥ 62,045	¥ (2,620)